Prepaid Expenses and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Advances to suppliers		$ 65,753	$ 58,814
Value-added tax (“VAT”) receivables		2,301	2,985
Receivables from third parties	[1]	1,000
Prepaid financing expense	[2]	835	1,442
Others		412	894
Prepaid expenses and other current assets		70,301	64,135
Allowance for credit losses		(130)	(172)
Prepaid expenses and other current assets, net		$ 70,171	$ 63,963

[1]	It represented advance to the employees for Company’s daily operation.
[2]	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 12).